SUPPLEMENTARY CASH FLOW INFORMATION	12 Months Ended
Jun. 30, 2025
SUPPLEMENTARY CASH FLOW INFORMATION
SUPPLEMENTARY CASH FLOW INFORMATION

16.SUPPLEMENTARY CASH FLOW INFORMATION

Changes in non-cash operating working capital:

	Years ended June 30,
	2025	2024
Receivables	$29,584	$94,806
Deposits and prepayments	104,544	99,836
Accounts payable and accrued liabilities	(9,152)	(594,351)
Due to a related party	40,304	(4,008)
	$165,280	$(403,717)

Non-cash capital transactions:

	Years ended June 30,
	2025	2024
Reduction of capital expenditures of mineral property interest in accounts payable and accrued liabilities	$(312,984)	$(499,579)
Addition of capital expenditure of mineral property interest from deposits and prepayments	$—	$182,718

Cash and cash equivalents:

	June 30, 2025	June 30, 2024
Cash on hand and at bank	$8,007,009	$10,689,181
Cash equivalents	8,832,950	11,261,030
	$16,839,959	$21,950,211